Accident and Health Claim Reserves	12 Months Ended
Dec. 31, 2015
Accident and Health Claim Reserves
(14)	Accident and Health Claim Reserves

Accident and health claim reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable reevaluations of such reserves. While management believes that reserves as of December 31, 2015, are appropriate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves could significantly impact the Company’s future reported earnings.

Activity in the accident and health claim reserves is summarized as follows:

	2015	2014	2013
Balance at January 1, net of reinsurance recoverables of $283,252, $259,829, and $221,718, respectively	$135,168	127,405	107,410
Adjustment primarily related to commutation and assumption reinsurance on blocks of business	323	(35)	(70)
Incurred related to:
Current year	71,378	60,474	54,096
Prior years	(4,275)	(11,243)	5,359

Total incurred	67,103	49,231	59,455

Paid related to:
Current year	4,331	3,677	3,519
Prior years	40,942	37,756	35,871

Total paid	45,273	41,433	39,390

Balance at December 31, net of reinsurance recoverables of $340,048, $283,252, and $259,829, respectively	$157,321	135,168	127,405

Prior year incurreds for 2015 and 2014 reflect favorable claim development primarily within the individual long term care line of business. This favorable development is partially due to an update to claim continuance assumptions.

Prior year incurreds for 2013 reflect unfavorable claim development within the individual long term care line of business, partially offset by favorable development within the group marketing line of business. The unfavorable development within long term care is partially due to an update to claim continuance assumptions.